Financial Instruments - Summary of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value, Assets	$ 10,826	$ 10,739	$ 10,139
Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	14,860	11,034
Recurring measurements | Financial liabilities at FVTPL | Embedded Derivative [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		(1,309)
Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	1,548	214
Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,826	10,739
Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	2,486	1,390
Level 1 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	1,548	214
Level 1 | Recurring measurements | Financial assets at FVTPL
Disclosure of financial assets [line items]
Fair value, Assets	1,548	214
Level 3 | Recurring measurements
Disclosure of financial assets [line items]
Fair value, Assets	13,312	10,820
Level 3 | Recurring measurements | Financial liabilities at FVTPL | Embedded Derivative [Member]
Disclosure of financial assets [line items]
Fair value, Liabilities		(1,309)
Level 3 | Recurring measurements | Financial assets at FVTPL | Gold Linked Loan
Disclosure of financial assets [line items]
Fair value, Assets	10,826	10,739
Level 3 | Recurring measurements | Financial assets at FVOCI
Disclosure of financial assets [line items]
Fair value, Assets	$ 2,486	$ 1,390